Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of Investment Holdings [Line Items]
Beginning balance	¥ 76,688		¥ 77,305	¥ 73,001
Additions				10,000
Share of earnings/(loss) of an equity method investee	1,535	$ 210	417	(2,200)
Fair value change	62		(257)	(2,784)
Realized gain/(loss)	0		78	0
Exchange adjustments	(153)		19	288
Disposal			(874)	(1,000)
Distribution from and capital reduction of equity investees	(11,416)
Ending balance	66,716	$ 9,140	76,688	77,305
Equity investments measured under measurement alternative [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	33,695		33,695	34,695
Disposal				(1,000)
Ending balance	33,695		33,695	33,695
Equity Method [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	42,166		41,749	33,949
Additions				10,000
Share of earnings/(loss) of an equity method investee	1,535		417	(2,200)
Distribution from and capital reduction of equity investees	(11,416)
Ending balance	32,285		42,166	41,749
Investment accounted for at fair value [Member]
Summary of Investment Holdings [Line Items]
Beginning balance			808	840
Fair value change	0		0	(109)
Realized gain/(loss)			78
Exchange adjustments			(12)	77
Disposal			(874)
Ending balance				808
Equity investments measured under NAV practical expedient [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	827		1,053	3,517
Share of earnings/(loss) of an equity method investee
Fair value change	62		(257)	(2,675)
Exchange adjustments	(153)		31	211
Ending balance	¥ 736		¥ 827	¥ 1,053